Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified					3 Months Ended	1 Months Ended		1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 27, 2010	Mar. 31, 2013 Subsequent Event [Member]	Apr. 30, 2013 Senior PIK Toggle Notes [Member] Subsequent Event [Member]	Apr. 03, 2013 Senior PIK Toggle Notes [Member] Subsequent Event [Member]	Apr. 30, 2013 Equity Tender [Member] Subsequent Event [Member]	Apr. 05, 2013 Equity Tender [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Senior unsecured notes principal amount	$ 450,000	$ 450,000	$ 450,000	$ 450,000			$ 175,000
Issue price							99.50%
Net proceeds						171,063
Gross proceeds						175,000
Discount payable to initial purchasers							3,063
Issue price discount						875
Senior secured PIK Toggle note maturity period						2018
Escrow fund release amount							150,000
Equity tender escrow release date					Jul. 01, 2013
Purchase price of common stock per share								$ 43.00
Purchase of common stock									4,651,162
Purchase price of common stock								$ 200,000